INVENTORY (Tables)	6 Months Ended
Jun. 30, 2013
Inventories [Abstract]
Schedule of Inventories
Inventory consist of raw materials and supplies and finished products and are valued at the lower of cost or market. The composition of the Company's inventories was as follows:

	December 31,	June 30,
	2012	2013
	U.S. dollars in thousands
Raw materials	$1,009	$891
Finished goods	2,699	2,734
	$3,708	$3,625